Exploration and Evaluation Assets (Schedule of Expenditures for Exploration and Evaluation Assets) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Balance Begining	$ 154,435,875	$ 93,913,136
Property acquisition and staking costs	4,989	35,999,135
NSR buy-down	4,427,850
Exploration expenses
Claim maintenance fees	441,060	449,063
Consulting	3,774,220	2,596,586
Data analysis	80,454	520,682
Drilling	18,647,636	13,133,413
Engineering	134,827
Environmental and permitting	387,679	280,533
Equipment rental	127,962
Geological	813,586	80,241
Geotechnical	654,687
Hydrology	930,729
Lease payments	1,924,039	1,012,513
Metallurgy	551,864	1,597,479
Preliminary economic assessment	579,226
Provision for site reclamation	946,010
Sampling and processing	643,480	909,757
Site development and reclamation	5,820,966	1,169,877
Supplies	1,225,992	1,443,039
Travel		1,281,080
Vehicle	113,578	49,341
Total Exploration expenses	42,230,834	60,522,739
Balance Ending	196,666,709	154,435,875
Railroad-Pinion Project [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance Begining	116,743,248	93,913,136
Property acquisition and staking costs	4,989	253,744
NSR buy-down	4,427,850
Exploration expenses
Claim maintenance fees	359,532	369,925
Consulting	3,692,499	2,361,902
Data analysis	58,172	498,200
Drilling	18,472,855	11,834,010
Engineering	134,827
Environmental and permitting	387,679	275,885
Equipment rental	127,471
Geological	788,032	78,392
Geotechnical	654,687
Hydrology	930,729
Lease payments	1,805,255	997,238
Metallurgy	551,864	1,487,916
Preliminary economic assessment	579,226
Provision for site reclamation	946,010
Sampling and processing	561,710	909,757
Site development and reclamation	5,722,669	1,141,491
Supplies	1,224,990	1,293,953
Travel		1,278,358
Vehicle	113,578	49,341
Total Exploration expenses	41,544,624	22,830,112
Balance Ending	158,287,872	116,743,248
Lewis Gold Project [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance Begining	37,692,627
Property acquisition and staking costs		35,745,391
NSR buy-down
Exploration expenses
Claim maintenance fees	81,528	79,138
Consulting	81,721	234,684
Data analysis	22,282	22,482
Drilling	174,781	1,299,403
Engineering
Environmental and permitting		4,648
Equipment rental	491
Geological	25,554	1,849
Geotechnical
Hydrology
Lease payments	118,784	15,275
Metallurgy		109,563
Preliminary economic assessment
Provision for site reclamation
Sampling and processing	81,770
Site development and reclamation	98,297	28,386
Supplies	1,002	149,086
Travel		2,722
Vehicle
Total Exploration expenses	686,210	37,692,627
Balance Ending	$ 38,378,837	$ 37,692,627